Convertible Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			11 Months Ended
	Sep. 14, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2017	Sep. 14, 2016
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount	$ 20,000
Interest rate basis	LIBOR plus 15.0%
Availability of debt or equity financing	$ 100,000
Price per share					$ 0.7797
Glencore Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount					$ 25,000
Interest rate basis		LIBOR plus 15.0%	LIBOR plus 8.0%	LIBOR plus 4.0%
Percentage of borrowing costs capitalization					100.00%
Availability of debt or equity financing					$ 100,000
Interest costs capitalized					$ 24,067
PolyMet [Member]
Disclosure of detailed information about borrowings [line items]
Price per share					$ 1.2696	$ 0.7797